Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in our Compensation Discussion and Analysis section, our executive compensation program is designed to reflect a strong focus on pay-for-performance to drive superior financial results and value creation and strongly align our executives’ interests with those of our shareholders. The following table sets forth compensation information of our Principal Executive Officer (PEO) and our non-PEO named executive officers (NEOs) along with total shareholder return, net income and revenue performance results, for our fiscal years ending in 2020, 2021, 2022, and 2023, in accordance with Item 402(v) of Regulation S-K.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment on 12/31/2019 based on:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Company Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (millions)	Revenue (millions)
2023	$19,285,990	$29,392,849	$4,715,979	$6,355,137	$229.78	$183.20	$1,000	$31,042
2022	$11,125,717	$3,939,506	$2,805,572	$1,740,328	$141.84	$134.65	$1,251	$28,188
2021	$10,532,359	$14,008,918	$2,323,172	$2,821,850	$204.49	$177.33	$1,060	$22,832
2020	$8,250,411	$23,884,186	$2,002,293	$4,731,197	$200.80	$119.26	$470	$13,124
(1)
In accordance with the requirements of Item 402(v) of Regulation S-K, 2023 “compensation actually paid” (CAP) to our PEO and average CAP for our non-PEO NEOs was calculated by making the following adjustments to the total compensation reported in the Summary Compensation Table, above. The equity award related adjustments described below reflect the fair value (or change in fair value) for performance- and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates. No equity awards were modified in the indicated year.

PEO Compensation Actually Paid Reconciliation
2023
Summary Compensation Table (SCT) Total	$19,285,990
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0
Amounts Reported under the “Stock Awards” Column of the SCT	($15,312,692)
Amounts Reported under the “Option Awards” Column of the SCT	$0
Total Deductions from SCT	($15,312,692)
“Service Cost” for Pension Plans	$0
“Prior Service Cost” for Pension Plans	$0
Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	$17,877,487
Year over Year Change in Fair Value of Awards Granted in a Prior Year through the Year End	$7,541,845
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0
Change in Fair Value of Equity Awards granted in a Prior Year from the Prior Year End to the Vesting Date	$220
Deduction of the Prior Year End Fair Value of Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
All Other Adjustments	$25,419,551

Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$29,392,849
Average Non-PEO NEO Compensation Actually Paid Reconciliation
All the following amount represents averages of the indicated amounts for our non-PEO named executive officers in the indicated year.
2023
Summary Compensation Table (SCT) Total	$4,715,979
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0
Amounts Reported under the “Stock Awards” Column of the SCT	($3,044,955)
Amounts Reported under the “Option Awards” Column of the SCT	$0
Total Deductions from SCT	($3,044,955)
“Service Cost” for Pension Plans	$0
“Prior Service Cost” for Pension Plans	$0
Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	$3,554,973
Year over Year Change in Fair Value of Awards Granted in a Prior Year through the Year End	$1,129,105
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0
Change in Fair Value of Equity Awards granted in a Prior Year from the Prior Year End to the Vesting Date	$33
Deduction of the Prior Year End Fair Value of Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
All Other Adjustments	$4,684,112

Avg. Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$6,355,137
(2)	The non-PEO named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:
NEOs:
2021–2023	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2020	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, Thomas M. Dobry
(3)
Peer group TSR is calculated using the Auto Peers reflected in our Stock Performance Graph in the 2023 Annual Report on Form 10-K, which is the same peer group used for calculating peer group TSR in our last-filed pay versus performance table. For each year indicated, those Auto Peers consisted of Penske Automotive Group, AutoNation, Sonic Automotive, Group 1 Automotive, Asbury Automotive Group, and CarMax.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(2)	The non-PEO named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:
NEOs:
2021–2023	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2020	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, Thomas M. Dobry

Peer Group Issuers, Footnote
(3)
Peer group TSR is calculated using the Auto Peers reflected in our Stock Performance Graph in the 2023 Annual Report on Form 10-K, which is the same peer group used for calculating peer group TSR in our last-filed pay versus performance table. For each year indicated, those Auto Peers consisted of Penske Automotive Group, AutoNation, Sonic Automotive, Group 1 Automotive, Asbury Automotive Group, and CarMax.

PEO Total Compensation Amount	$ 19,285,990	$ 11,125,717	$ 10,532,359	$ 8,250,411
PEO Actually Paid Compensation Amount	$ 29,392,849	3,939,506	14,008,918	23,884,186
Adjustment To PEO Compensation, Footnote
(1)
In accordance with the requirements of Item 402(v) of Regulation S-K, 2023 “compensation actually paid” (CAP) to our PEO and average CAP for our non-PEO NEOs was calculated by making the following adjustments to the total compensation reported in the Summary Compensation Table, above. The equity award related adjustments described below reflect the fair value (or change in fair value) for performance- and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates. No equity awards were modified in the indicated year.

PEO Compensation Actually Paid Reconciliation
2023
Summary Compensation Table (SCT) Total	$19,285,990
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0
Amounts Reported under the “Stock Awards” Column of the SCT	($15,312,692)
Amounts Reported under the “Option Awards” Column of the SCT	$0
Total Deductions from SCT	($15,312,692)
“Service Cost” for Pension Plans	$0
“Prior Service Cost” for Pension Plans	$0
Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	$17,877,487
Year over Year Change in Fair Value of Awards Granted in a Prior Year through the Year End	$7,541,845
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0
Change in Fair Value of Equity Awards granted in a Prior Year from the Prior Year End to the Vesting Date	$220
Deduction of the Prior Year End Fair Value of Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
All Other Adjustments	$25,419,551

Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$29,392,849

Non-PEO NEO Average Total Compensation Amount	$ 4,715,979	2,805,572	2,323,172	2,002,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,355,137	1,740,328	2,821,850	4,731,197
Adjustment to Non-PEO NEO Compensation Footnote
(1)
In accordance with the requirements of Item 402(v) of Regulation S-K, 2023 “compensation actually paid” (CAP) to our PEO and average CAP for our non-PEO NEOs was calculated by making the following adjustments to the total compensation reported in the Summary Compensation Table, above. The equity award related adjustments described below reflect the fair value (or change in fair value) for performance- and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates. No equity awards were modified in the indicated year.

Average Non-PEO NEO Compensation Actually Paid Reconciliation
All the following amount represents averages of the indicated amounts for our non-PEO named executive officers in the indicated year.
2023
Summary Compensation Table (SCT) Total	$4,715,979
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0
Amounts Reported under the “Stock Awards” Column of the SCT	($3,044,955)
Amounts Reported under the “Option Awards” Column of the SCT	$0
Total Deductions from SCT	($3,044,955)
“Service Cost” for Pension Plans	$0
“Prior Service Cost” for Pension Plans	$0
Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	$3,554,973
Year over Year Change in Fair Value of Awards Granted in a Prior Year through the Year End	$1,129,105
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0
Change in Fair Value of Equity Awards granted in a Prior Year from the Prior Year End to the Vesting Date	$33
Deduction of the Prior Year End Fair Value of Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
All Other Adjustments	$4,684,112

Avg. Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$6,355,137

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationships Between Company and Peer Group TSR, and Between Compensation Actually Paid and Specified Performance Measures
The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

*
Consistent with the above Pay Versus Performance table, peer group TSR is calculated using the Auto Peers reflected in our Stock Performance Graph in the 2023 Annual Report on Form 10-K. For each year indicated, those Auto Peers consisted of Penske Automotive Group, AutoNation, Sonic Automotive, Group 1 Automotive, Asbury Automotive Group, and CarMax.

Compensation Actually Paid vs. Net Income
Description of Relationships Between Company and Peer Group TSR, and Between Compensation Actually Paid and Specified Performance Measures
The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationships Between Company and Peer Group TSR, and Between Compensation Actually Paid and Specified Performance Measures
The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
Description of Relationships Between Company and Peer Group TSR, and Between Compensation Actually Paid and Specified Performance Measures
The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

*
Consistent with the above Pay Versus Performance table, peer group TSR is calculated using the Auto Peers reflected in our Stock Performance Graph in the 2023 Annual Report on Form 10-K. For each year indicated, those Auto Peers consisted of Penske Automotive Group, AutoNation, Sonic Automotive, Group 1 Automotive, Asbury Automotive Group, and CarMax.

Tabular List, Table
Performance Measures
Revenue (financial)
Operating Profit (financial)
Driveway Online Sales (financial)
Store Profit Goals (financial)
Strategic Initiatives (non-financial)
Table of Performance Measures
This table presents the performance measures the Committee considers to have been the most important in its executive compensation program linking pay to performance for 2023, with Revenue serving as the single most important financial metric. The role of each of these performance measures on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis section.

Total Shareholder Return Amount	$ 229.78	141.84	204.49	200.8
Peer Group Total Shareholder Return Amount	183.2	134.65	177.33	119.26
Net Income (Loss)	$ 1,000,000,000	$ 1,251,000,000	$ 1,060,000,000	$ 470,000,000
Company Selected Measure Amount	31,042,000,000	28,188,000,000	22,832,000,000	13,124,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (financial)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Profit (financial)
Measure:: 3
Pay vs Performance Disclosure
Name	Driveway Online Sales (financial)
Measure:: 4
Pay vs Performance Disclosure
Name	Store Profit Goals (financial)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Initiatives (non-financial)
PEO | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,312,692)
PEO | Amounts Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amounts Reported Under the “Stock Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,312,692)
PEO | Amounts Reported Under the “Option Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | All Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,419,551
PEO | “Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | “Prior Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,877,487
PEO | Year Over Year Change in Fair Value of Awards Granted in a Prior Year through the Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,541,845
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Equity Awards Granted in a Prior Year from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220
PEO | Deduction of the Prior Year End Fair Value of Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,044,955)
Non-PEO NEO | Amounts Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amounts Reported Under the “Stock Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,044,955)
Non-PEO NEO | Amounts Reported Under the “Option Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | All Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,684,112
Non-PEO NEO | “Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | “Prior Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,554,973
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted in a Prior Year through the Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,129,105
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in a Prior Year from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33
Non-PEO NEO | Deduction of the Prior Year End Fair Value of Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0